HIGHMARK FUNDS

                              SMALL CAP GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 JANUARY 8, 2003

                            AS AMENDED APRIL 28, 2003

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of the HighMark Small Cap Growth Fund (Retail Shares) dated April 28, 2003 and the Prospectus of the HighMark Small Cap Growth Fund (Fiduciary Shares) dated January 8, 2003 (collectively, the "Prospectuses"), and any of their supplements. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

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                                TABLE OF CONTENTS
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HIGHMARK FUNDS....................................................................................................1

INVESTMENT OBJECTIVES AND POLICIES................................................................................2

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS...................................................................2
         Equity Securities........................................................................................2
         Convertible Securities...................................................................................2
         Bank Instruments.........................................................................................3
         Commercial Paper and Variable Amount Master Demand Notes.................................................3
         Lending of Portfolio Securities..........................................................................4
         Repurchase Agreements....................................................................................4
         Reverse Repurchase Agreements............................................................................5
         U.S. Government Obligations..............................................................................5
         Adjustable Rate Notes....................................................................................6
         Shares of Mutual Funds...................................................................................6
         When-Issued Securities and Forward Commitments...........................................................7
         Zero-coupon Securities...................................................................................7
         Options (Puts and Calls) on Securities...................................................................7
         Covered Call Writing.....................................................................................8
         Purchasing Call Options..................................................................................9
         Purchasing Put Options...................................................................................9
         Options in Stock Indices.................................................................................9
         Risk Factors in Options Transactions....................................................................10
         Futures Contracts on Securities and Related Options.....................................................11
         Futures Contracts on Securities.........................................................................11
         Options on Securities' Futures Contracts................................................................13
         Risk of Transactions in Securities' Futures Contracts and Related Options...............................13
         Index Futures Contracts.................................................................................14
         Options on Index Futures Contracts......................................................................15
         Foreign Investment......................................................................................15
         Index-Based Investments.................................................................................16
         Small Cap/Special Equity Situation Securities...........................................................17
         Money Market Instruments................................................................................17
         Treasury Receipts.......................................................................................18
         Illiquid Securities.....................................................................................18
         Restricted Securities...................................................................................18

INVESTMENT RESTRICTIONS..........................................................................................18
         Voting Information......................................................................................21

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PORTFOLIO TURNOVER...............................................................................................21

VALUATION........................................................................................................21

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................22
         Purchases through Financial Institutions................................................................23
         Sales Charges...........................................................................................23
         Sales Charge Reductions and Waivers.....................................................................24
         Additional Federal Tax Information......................................................................26

MANAGEMENT OF HIGHMARK FUNDS.....................................................................................30
         Trustees and Officers...................................................................................30
         Investment Adviser......................................................................................37
         The Sub-Adviser.........................................................................................38
         Portfolio Transactions..................................................................................39
         Administrator and Sub-Administrator.....................................................................41
         Glass-Steagall Act......................................................................................43
         Shareholder Services Plans..............................................................................43
         Expenses 40
         Distributor.............................................................................................44
         The Distribution Plans..................................................................................45
         Transfer Agent and Custodian Services...................................................................46
         Legal Counsel...........................................................................................47

ADDITIONAL INFORMATION...........................................................................................48
         Description of Shares...................................................................................48
         Shareholder and Trustee Liability.......................................................................50
         Calculation of Performance Data.........................................................................50
         Miscellaneous...........................................................................................51
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                       STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS

         HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of fifteen series of units of beneficial interest ("Shares"), representing interests in one of the following portfolios:

         HighMark Balanced Fund,
         HighMark Core Equity Fund,
         HighMark Growth Fund,
         HighMark International Equity Fund,
         HighMark Large Cap Value Fund,
         HighMark Small Cap Growth Fund,
         HighMark Small Cap Value Fund,
         HighMark Value Momentum Fund,
         HighMark Bond Fund,
         HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund, and
         HighMark U.S. Government Money Market Fund.

         This Statement of Additional Information pertains only to the HighMark Small Cap Growth Fund (the "Fund").

         As described in the Prospectuses, the Fund has been divided into four classes of Shares (designated Class A, Class B and Class C Shares (collectively, "Retail Shares") and Fiduciary Shares) for purposes of HighMark Funds' Distribution and Shareholder Services Plans (the "Distribution Plans"), which Distribution Plans apply only to the Fund's Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as "Shares" and holders of such Shares are referred to as "Shareholders".

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses. No investment in Shares of the Fund should be made without first reading the Fund's Prospectus for such Shares.

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                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectuses.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent the Fund invests in equity securities, the Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         2. CONVERTIBLE SECURITIES. Consistent with its objective, policies and restrictions, the Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

         Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

         Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

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         The Fund will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or, if not rated, is determined to be of comparable quality by the Adviser.

         3. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, the Fund may invest in bankers' acceptances, certificates of deposit and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

         4. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, the Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity

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equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         5. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from the Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by HighMark Capital Management, Inc. (the "Adviser"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. The Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

         6. REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

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         7. REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, the Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

         8. U.S. GOVERNMENT OBLIGATIONS. The Fund may, consistent with its investment objective, policies and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value.

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         9. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies and restrictions, the Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to the Fund's non-fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

         10. SHARES OF MUTUAL FUNDS. The Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. Currently, the 1940 Act permits the Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser or Sub-Adviser to a fund of HighMark Funds, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by the Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "INVESTMENT RESTRICTIONS" below.

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         11. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in the Fund's net asset value.

         When the Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment.

         The Fund expects that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions; in the event the Fund exceeds this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Fund does not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of the Fund's investment objective.

         12. ZERO-COUPON SECURITIES. Consistent with its objective, the Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method.

         13. OPTIONS (PUTS AND CALLS) ON SECURITIES. The Fund may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

         There are risks associated with such investments, including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in

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interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by the Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         14. COVERED CALL WRITING. The Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. The Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest

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rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         15. PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Fund may sell, exercise or close out positions as the Adviser deems appropriate.

         16. PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         17. OPTIONS IN STOCK INDICES. The Fund may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing

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price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of the Fund's total assets.

         18. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser or the Sub-Adviser to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on the Fund's ability to terminate option positions at times when the Adviser or the Sub-Adviser deems it desirable to do so. Although the Fund will take an option position only if the Adviser or the Sub-Adviser believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         19. FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of the Fund.

         20. FUTURES CONTRACTS ON SECURITIES. The Fund will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

         A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         21. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Fund will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of the Fund's total assets.

         22. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by the Fund is subject to the ability of the Adviser or the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position it holds, the Fund may seek to close out a position. The Fund's ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         23. INDEX FUTURES CONTRACTS. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. The Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

         An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When the Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

         The Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when the Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only on a daily basis.

         The extent to which the Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

         24. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the expiration date suffer a loss of the premium.

         25. FOREIGN INVESTMENT. The Fund may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Fund may invest in American Depositary Receipts. The Fund may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with the Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that the Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         26. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

         A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

         Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         27. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. The Fund may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is generally within the range of those companies in the Russell 2000 Growth Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Fund's investments are significant.

         The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its Shareholders.

         28. MONEY MARKET INSTRUMENTS. The Fund, subject to its investment limitations, may invest in money market instruments that are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

         29. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, the Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

         30. ILLIQUID SECURITIES. The Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Pursuant to this policy, the Fund may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

         31. RESTRICTED SECURITIES. The Fund has adopted a non-fundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the 1933 Act and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Fund may include Rule 144A Securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A Security).

                             INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined below). Except with respect to the Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

         THE FUND:

                  1. May not purchase securities of other investment companies, except as permitted by the 1940 Act.

                  2. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  3. May not concentrate investments in a particular industry or group of industries, or within any one state, as concentration is defined under the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  4. May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  5. May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  6. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  7. May underwrite securities to the extent permitted by the1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                  8. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than its fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         The 1940 Act also limits the amount that the Fund may invest in other investment companies, prohibiting the Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

         Additionally, the 1940 Act limits the Fund's ability to borrow money, prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund, and provided further that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE FUND ARE NON-FUNDAMENTAL POLICIES. THE FUND MAY NOT:

                  1. Invest in companies for the purpose of exercising control.

                  2. Borrow money, except for temporary or emergency purposes and then only if the sole purpose is to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and such borrowing is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

                  3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (2) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                  4. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the Prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

                  5. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

                  6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                  7. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Adviser or Sub-Advisers of HighMark Funds owns beneficially more than 1/2 of 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

                  8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or the Fund or a particular Class of Shares of HighMark Funds or the Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or the Fund or such Class, or (b) 67% or more of the Shares of HighMark Funds or the Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or the Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

         The Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

         It is currently expected that the Fund's annual portfolio turnover rate will be approximately 100%.

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

                                    VALUATION

         As disclosed in the Prospectuses, the Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the Administrator as of 1:00 p.m.

Pacific Time (4:00 p.m. Eastern Time) on days on which the New York Stock Exchange is open for business ("Business Days").

         Except as noted below, investments by the Fund in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. Securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of the Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions of shares of the Fund may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

         Although HighMark Funds' policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all series of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

         HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Fund for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its Shareholders to accept such order.

         If the Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

         Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

         PURCHASES THROUGH FINANCIAL INSTITUTIONS

         Shares of the Fund may be purchased through financial institutions, including the Adviser, that provide distribution assistance or Shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

         Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

         Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge Customers a fee with respect to exchanges made on the Customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

         The Fund participates in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem Shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's Net Asset Value next computed after accepted by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund Shares.


         SALES CHARGES

         FRONT-END SALES CHARGES. The commissions shown in the Prospectuses and below apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933.

                                 CLASS A SHARES

                                                                         SALES CHARGE AS
                                                SALES CHARGE               APPROPRIATE             COMMISSION AS
                                                AS PERCENTAGE           PERCENTAGE OF NET          PERCENTAGE OF
AMOUNT OF PURCHASE                            OF OFFERING PRICE          AMOUNT INVESTED           OFFERING PRICE
                                              -----------------          ---------------           --------------
0 - $49,999                                         5.50%                     5.82%                    4.95%
$50,000 --  $99,999                                 4.50%                     4.71%                    4.05%
$100,000 -- $249,999                                3.75%                     3.90%                    3.38%
$250,000 -- $499,999                                2.50%                     2.56%                    2.25%
$500,000 -- $999,999                                2.00%                     2.04%                    1.80%
$1,000,000 and Over*                                0.00%                     0.00%                    0.00%

-----------
         * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

                                                    CLASS C SHARES

                                                   SALES CHARGE AS
             SALES CHARGE                             APPROPRIATE                           COMMISSION AS
             AS PERCENTAGE                         PERCENTAGE OF NET                        PERCENTAGE OF
           OF OFFERING PRICE                        AMOUNT INVESTED                        OFFERING PRICE
           -----------------                        ---------------                        --------------
                 1.00%                                   1.01%                                  1.00%

         CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account, second of Class B Shares held for over six years or Class B Shares acquired pursuant to reinvestment of dividends or other distributions, and third of Class B Shares held longest during the six year period. This method should result in the lowest possible sales charge.

         SALES CHARGE REDUCTIONS AND WAIVERS

         In calculating the sales charge rates applicable to current purchases of the Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of the Fund and other funds of HighMark Funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

         The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

         LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of the Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefiting from the Letter, the Shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

         RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A Shares of HighMark Funds sold subject to a comparable sales charge.

         To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor and, as applicable, the investor and spouse and their minor children. HighMark Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

         REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

         All orders from a qualified group must be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

         REDUCTIONS FOR AUTOMATIC INVESTMENT PLAN ("AIP") PARTICIPANTS. Any Shareholders that have established an AIP on or before November 30, 1999 may be eligible for a reduced sales charge through automatic deductions from their checking or savings account as described in the tables below:

                                                   SALES CHARGE AS
                                 SALES CHARGE        APPROPRIATE       COMMISSION AS
                                AS PERCENTAGE     PERCENTAGE OF NET    PERCENTAGE OF
     AMOUNT OF PURCHASE        OF OFFERING PRICE   AMOUNT INVESTED     OFFERING PRICE

     0 - $49,999                    4.50%              4.71%               4.05%
     $50,000 -- $99,999             4.00%              4.17%               3.60%
     $100,000 -- $249,999           3.50%              3.63%               3.15%
     $250,000 -- $499,999           2.50%              2.56%               2.25%
     $500,000 -- $999,999           1.50%              1.52%               1.35%
     $1,000,000 and Over*           0.00%              0.00%               0.00%

          * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

         CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a Shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

         ADDITIONAL FEDERAL TAX INFORMATION

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Code. In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its dividend income, interest income (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

         If the Fund qualifies as a regulated investment company that is accorded special tax treatment, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         If the Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to Shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

         DISTRIBUTIONS. The Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund Shares. Distributions of taxable income or capital gains are taxable to Shareholders whether received in cash or in Fund Shares through automatic reinvestment.

         Dividends and distributions on the Fund's Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular Shareholder's investment. Such dividends and distributions are likely to occur in respect of Shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

         If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.

         SELLING SHARES. Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Shares and the amount received. If Shareholders hold their Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less and (ii) 20% for gains recognized on the sale of capital assets held for more than one year (or 10% in the case of certain taxpayers whose total taxable income is sufficiently low). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years is 18% and 8% (rather than 20% and 10%, respectively). The 18% rate applies only to assets the holding period for which begins after December 31, 2000.

         Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could occur, for example, as a result of automatic dividend reinvestment. In such an event, the Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

         HEDGING. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         DISCOUNT SECURITIES. The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         BACKUP WITHHOLDING. The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and
(iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

         The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Fund's Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Fund, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Fund's Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                          MANAGEMENT OF HIGHMARK FUNDS

TRUSTEES AND OFFICERS



         Information pertaining to the trustees and officers of HighMark Funds (the "Trust") is set forth below. The members of the Board of Trustees are elected by HighMark Funds' Shareholders and have overall responsibility for the management of the Funds. The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Currently, the Trust has six Independent Board Members and no Interested Board Members.

                                                                                     NUMBER OF
                                           TERM OF                                  PORTFOLIOS IN
                                           OFFICE                                     HIGHMARK
                          POSITION(S)       AND                                      FUNDS COMPLEX       OTHER
                           HELD WITH      LENGTH OF                                  OVERSEEN BY       DIRECTORSHIPS
      NAME, ADDRESS,         THE            TIME        PRINCIPAL OCCUPATION(S)         BOARD          HELD BY BOARD
      DATE OF BIRTH(1)     COMPANY        SERVED(2)       DURING PAST 5 YEARS           MEMBER(3)         MEMBER(4)
      ---------------      -------         ------        -------------------           -------           --------
----------------------------------------------------------------------------------------------------------------------

   INDEPENDENT BOARD MEMBERS
   --------------------------

THOMAS L.                Trustee         Since 06/87    Prior to retirement in            15              None
BRAJE                                                   October 1996, Vice
                                                        President and Chief
DOB: 6/7/43                                             Financial Officer of Bio
                                                        Rad Laboratories, Inc.

DAVID A.                 Trustee         Since 06/87    Partner, Goldfarb &               15              None
GOLDFARB                                                Simens, Certified Public
                                                        Accountants.
DOB: 8/2/42

JOSEPH C.                Trustee         Since 06/87    Prior to retirement in            15              None
JAEGER                                                  June 1998, Senior Vice
                                                        President and Chief
DOB: 8/2/35                                             Financial Officer, Delta
                                                        Dental Plan of
                                                        California.

FREDERICK J.             Trustee,        Since 09/93    Prior to retirement in            15              None
LONG                     Chairman                       December 1999,
                                                        Chairman, Acordia West
DOB:  9/17/35                                           and Acordia Northwest
                                                        Inc. (each an insurance
                                                        brokerage firm).

                                                                                     NUMBER OF
                                           TERM OF                                  PORTFOLIOS IN
                                           OFFICE                                     HIGHMARK
                          POSITION(S)       AND                                      FUNDS COMPLEX       OTHER
                           HELD WITH      LENGTH OF                                  OVERSEEN BY       DIRECTORSHIPS
      NAME, ADDRESS,         THE            TIME        PRINCIPAL OCCUPATION(S)         BOARD          HELD BY BOARD
      DATE OF BIRTH(1)     COMPANY         SERVED2       DURING PAST 5 YEARS           MEMBER(3)         MEMBER(4)
      ---------------      -------         ------        -------------------           -------           --------
----------------------------------------------------------------------------------------------------------------------
MICHAEL L.               Trustee,        Since 12/98    President, Noel                   15              None
NOEL                     Vice                           Consulting Company
                         Chairman                       since 1998. From April
DOB: 4/5/41                                             1997 to December 1998,
                                                        Member of HighMark
                                                        Funds Advisory Board.
                                                        From 1991 to 1997,
                                                        Member of the Board of
                                                        Trustees of Stepstone
                                                        Funds and from May
                                                        1981 to April 2002,
                                                        Director, Current Income
                                                        Shares, Inc. (closed-end
                                                        investment company).

ROBERT M.                Trustee         Since 12/98    From April 1997 to                15              None
WHITLER                                                 December 1998,
                                                        Member of HighMark
DOB: 9/11/38                                            Funds Advisory
                                                        Board. Prior to
                                                        retirement in 1996,
                                                        Executive Vice
                                                        President and Chief
                                                        Trust Officer of Union
                                                        Bank of California,
                                                        N.A.  From April
                                                        1997 to April 2002,
                                                        Director, Current
                                                        Income Shares, Inc.
                                                        (closed-end
                                                        investment company).



                                                                                     NUMBER OF
                                           TERM OF                                  PORTFOLIOS IN
                                           OFFICE                                     HIGHMARK
                          POSITION(S)       AND                                      FUNDS COMPLEX       OTHER
                           HELD WITH      LENGTH OF                                  OVERSEEN BY       DIRECTORSHIPS
      NAME, ADDRESS,         THE            TIME        PRINCIPAL OCCUPATION(S)         BOARD          HELD BY BOARD
      DATE OF BIRTH(1)     COMPANY         SERVED2       DURING PAST 5 YEARS           MEMBER(3)         MEMBER(4)
      ---------------      -------         ------        -------------------           -------           --------
----------------------------------------------------------------------------------------------------------------------

   OFFICERS

JAMES R.                 President       Since          Head of Operations of             N/A             N/A
FOGGO                                    12/00          the Administrator
                                                        since November 2000.
One Freedom Valley                                      Vice President and
Drive                                                   Assistant Secretary of
Oaks, PA  19456                                         the Administrator and
                                                        Distributor since 1998.
DOB: 6/30/64                                            In 1998, associate,
                                                        Paul Weiss, Rifkind,
                                                        Wharton & Garrison.
                                                        From 1995 to 1998,
                                                        associate, Baker &
                                                        McKenzie. Prior to
                                                        1995, associate, Battle
                                                        Fowler, L.L.P.

PETER                    Controller and  Since          Director of Mutual Fund           N/A             N/A
GOLDEN                   Chief           09/01          Services, employee of the
                         Financial                      Administrator since June
530 East                 Officer                        2001.  From March 2000
Swedesford Road                                         to 2001, Vice President
Wayne, PA 19087                                         of Funds Administration
                                                        for J.P. Morgan Chase &
DOB:  6/27/64                                           Co. From 1997 to 2000,
                                                        Vice President of Pension
                                                        and Mutual Fund
                                                        Accounting for Chase
                                                        Manhattan Bank. Prior
                                                        to 1997, Administrative
                                                        Officer of Mutual Fund
                                                        Servicing for Brown
                                                        Brothers Harriman & Co.

JOHN C.                  Vice President  Since          Vice President and                N/A             N/A
MUNCH                    and Secretary   12/01          Assistant Secretary of the
                                                        Administrator and
One Freedom Valley                                      Distributor since
Drive                                                   November 2001. From
Oaks, PA  19456                                         1998-2001, associate at
                                                        Howard Rice
DOB: 5/7/71                                             Nemorvoski Canady Falk
                                                        & Rabkin. From 1996-
                                                        1998, associate at Seward
                                                        & Kissel.


                                                                                     NUMBER OF
                                           TERM OF                                  PORTFOLIOS IN
                                           OFFICE                                     HIGHMARK
                          POSITION(S)       AND                                      FUNDS COMPLEX       OTHER
                           HELD WITH      LENGTH OF                                  OVERSEEN BY       DIRECTORSHIPS
      NAME, ADDRESS,         THE            TIME        PRINCIPAL OCCUPATION(S)         BOARD          HELD BY BOARD
      DATE OF BIRTH(1)     COMPANY         SERVED2       DURING PAST 5 YEARS           MEMBER(3)         MEMBER(4)
      ---------------      -------         ------        -------------------           -------           --------
----------------------------------------------------------------------------------------------------------------------

TODD                     Vice President  Since          Vice President and                N/A             N/A
CIPPERMAN                and Assistant   02/97          General Counsel of the
                         Secretary                      Administrator and
One Freedom Valley                                      Distributor since January
Drive                                                   2000.  Vice President and
Oaks, PA  19456                                         Assistant Secretary of the
                                                        Administrator and
DOB: 2/14/66                                            Distributor since 1995.
                                                        From 1994 to May 1995,
                                                        associate with Dewey
                                                        Ballantine. Prior to 1994,
                                                        associate with Winston &
                                                        Strawn.

LYDIA A.                 Vice President  Since          Vice President and                N/A             N/A
GAVALIS                  and Assistant   06/98          Assistant Secretary of the
                         Secretary                      Administrator and
One Freedom Valley                                      Distributor since 1998.
Drive                                                   Prior to 1998, Assistant
Oaks, PA  19456                                         General Counsel and
                                                        Director of Arbitration,
DOB: 10/30/48                                           Philadelphia Stock
                                                        Exchange.

TIMOTHY D.               Vice President  Since          Employed by SEI                   N/A             N/A
BARTO                    and Assistant   03/00          Investments since
                         Secretary                      October 1999. Vice
One Freedom Valley                                      President and Assistant
Drive                                                   Secretary of SEI
Oaks, PA  19456                                         Investments since
                                                        December 1999.
DOB: 03/28/68                                           Associate at Dechert,
                                                        Price & Rhoads (1997-
                                                        1999). Associate at
                                                        Richter, Miller & Finn
                                                        (1993-1997).

CHRISTINE                Vice President  Since          Vice President and                N/A             N/A
MCCULLOUGH               and Assistant   03/00          Assistant Secretary of the
                         Secretary                      Administrator and
One Freedom Valley                                      Distributor since
Drive                                                   November 1999.
Oaks, PA  19456                                         Associate at White and
                                                        Williams LLP (1991-
DOB: 12/5/60                                            1999). Associate at
                                                        Montgomery,
                                                        McCracken, Walker &
                                                        Rhoads (1990-1991).


                                                                                     NUMBER OF
                                           TERM OF                                  PORTFOLIOS IN
                                           OFFICE                                     HIGHMARK
                          POSITION(S)       AND                                      FUNDS COMPLEX       OTHER
                           HELD WITH      LENGTH OF                                  OVERSEEN BY       DIRECTORSHIPS
      NAME, ADDRESS,         THE            TIME        PRINCIPAL OCCUPATION(S)         BOARD          HELD BY BOARD
      DATE OF BIRTH(1)     COMPANY         SERVED2       DURING PAST 5 YEARS           MEMBER(3)         MEMBER(4)
      ---------------      -------         ------        -------------------           -------           --------
----------------------------------------------------------------------------------------------------------------------

WILLIAM E.               Vice President  Since          Vice President and                N/A             N/A
ZITELLI, JR              and Assistant   09/00          Assistant Secretary of the
                         Secretary                      Administrator and
One Freedom Valley                                      Distributor since
Drive                                                   September 2000. From
Oaks, PA  19456                                         1998 to 2000, Vice
                                                        President, Merrill Lynch
DOB: 6/14/68                                            & Co. Asset
                                                        Management Group.
                                                        From 1997 to 1998,
                                                        Associate, Pepper
                                                        Hamilton LLP.  Prior to
                                                        1997, Associate, Reboul,
                                                        MacMurray, Hewitt,
                                                        Maynard & Kristol.

SHERRY KAJDAN            Vice President  Since          Vice President and                N/A             N/A
VETTERLEIN               and Assistant   03/01          Assistant Secretary of the
                         Secretary                      Administrator and
One Freedom Valley                                      Distributor since January
Drive                                                   2001.
Oaks, PA  19456                                         Shareholder/Partner,
                                                        Buchanan Ingersoll
DOB: 6/22/62                                            Professional Corporation
                                                        from 1992 to 2000.

JOHN                     Vice President  Since          Middle Office                     N/A             N/A
MUNERA                   and Assistant   09/02          Compliance Officer of
                         Secretary                      the Administrator and
One Freedom Valley                                      Distributor since 2000.
Drive                                                   Supervising examiner at
Oaks, PA  19456                                         Federal Reserve Bank of
                                                        Philadelphia from 1998
DOB: 1/14/63                                            to 2000. MBA Temple
                                                        University, 2000.

TERESITA                 Vice President  Since          Vice President and                N/A             N/A
CHING                    and Assistant   09/02          Senior Compliance
                         Secretary                      Officer of the Adviser
475 Sansome Street                                      since June 2000. From
San Francisco, CA                                       March 1999 to February
94111                                                   2000, Senior Examiner,
                                                        Federal Reserve Bank,
DOB: 2/29/44                                            San Francisco. From
                                                        December 1997 to
                                                        December 1998, Vice
                                                        President and Project
                                                        Manager, BancBoston
                                                        Robertson Stephens.
                                                        Prior to December 1997,
                                                        Vice President and Audit
                                                        Manager, Bank of
                                                        America.

         --------------------------
         (1) Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 1 Freedom Valley Drive, Oaks, PA 19456.

         (2) Each Trustee shall hold office during the lifetime of the Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

         The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

         (3) The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser.

         (4) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


         STANDING COMMITTEES. There are two standing committees of the Board of Trustees, an Audit Committee and a Nominating Committee. The functions of the Audit Committee are: (a) to oversee the Trust's accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of the Trust's financial statements and the independent auditor therefor; and (c) to act as a liaison between the Trust's independent auditors and the full Board of Trustees. The members of the Audit Committee are Thomas L. Braje, David A. Goldfarb and Frederick J. Long. The Audit Committee met two times during the last fiscal year. The function of the Nominating Committee is to identify candidates to fill vacancies on the Board of Trustees. The members of the Nominating Committee are Robert M. Whitler, Joseph C. Jaeger and Michael L. Noel. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee does not currently have procedures in place for the consideration of nominees recommended by Shareholders.


         The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in the Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as the Trust as of December 31, 2001.

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                        DOLLAR RANGE OF EQUITY SECURITIES    SECURITIES IN ALL REGISTERED INVESTMENT
          NAME OF TRUSTEE                         IN THE FUND                COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                                                                                    OF INVESTMENT COMPANIES
          ---------------                         -----------               ---------------------------------------
                                                                                     OF INVESTMENT COMPANIES
Thomas L. Braje                                       None                                 > $100,000*

David A. Goldfarb                                     None                                 > $100,000*

Joseph C. Jaeger                                      None                               $10,001-$50,000

Frederick J. Long                                     None                                 > $100,000*

                                      -35-

                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                        DOLLAR RANGE OF EQUITY SECURITIES    SECURITIES IN ALL REGISTERED INVESTMENT
          NAME OF TRUSTEE                         IN THE FUND                COMPANIES OVERSEEN BY TRUSTEE IN FAMILY
                                                                                   OF INVESTMENT COMPANIES
          ---------------                         -----------               ---------------------------------------

Michael L. Noel                                       None                                $1 - $10,000

Robert M. Whitler                                     None                              $50,000-$100,000

*        denotes greater than

         As of December 31, 2001, none of the independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust. Mr. Goldfarb has an unsecured line of credit with Union Bank of California with a limit of $100,000 and an interest rate of 1% over the prime rate. As of December 31, 2001, the amount outstanding was $50,000, which was the largest amount outstanding at any time during the two most recently completed calendar years. Goldfarb & Simens, an accounting firm of which Mr. Goldfarb is a partner, has an unsecured line of credit with Union Bank of California with a limit of $500,000 and an interest rate of 1% over the prime rate. The line of credit was obtained in 1987 and the largest amount outstanding at any time was $370,000. As of December 31, 2001, the amount outstanding was $200,000.

         The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Global Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI Investments Global Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Manager and Administrator" and "Distributor" below.

         The following table lists the officers of HighMark Funds who hold positions with affiliated persons or the principal underwriter of HighMark
Funds:

NAME                             POSITION HELD WITH AFFILIATED PERSON OR PRINCIPAL UNDERWRITER

Timothy D. Barto                 SEI Investments Company, Vice President and Assistant Secretary
Teresita Ching                   HighMark Capital Management, Vice President and Senior Compliance Officer
Todd Cipperman                   SEI Investments Company, Vice President and General Counsel
James R. Foggo                   SEI Investments Company, Head of Operations
Lydia A. Gavalis                 SEI Investments Company, Vice President and Assistant Secretary
Peter Golden                     SEI Investments Company, Director of Mutual Fund Services
Christine McCullough             SEI Investments Company, Vice President and Assistant Secretary
John C. Munch                    SEI Investments Company, Vice President and Assistant Secretary
John Munera                      SEI Investments Company, Middle Office Compliance Officer
Sherry Kajdan Vetterlein         SEI Investments Company, Vice President and Assistant Secretary
William E. Zitelli, Jr.          SEI Investments Company, Vice President and Assistant Secretary

         During the fiscal year ended July 31, 2002, fees paid to the disinterested Trustees for their services as Trustees aggregated $170,375. The following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 2002:


              Name of           Aggregate               Pension or         Estimated Annual     Total Compensation
              Trustee         Compensation              Retirement           Benefits Upon           from Fund
                               from Group            Benefits Accrued         Retirement          Complex Paid to
                                                      as Part of Fund                                Trustees
              ______             _______                 Expenses               ______                ______
                                                         --------
Thomas L. Braje                  $28,625                    None                  None              $28,625
David A. Goldfarb                $27,625                    None                  None              $27,625
Joseph C. Jaeger                 $27,250                    None                  None              $27,250
Frederick J. Long                $29,500                    None                  None              $29,500
Michael L. Noel                  $28,125                    None                  None              $28,125
Robert M. Whitler                $29,250                    None                  None              $29,250


         CODE OF ETHICS

         HighMark Funds, HighMark Capital Management, Inc., Chartwell Investment Partners L.P. and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

         INVESTMENT ADVISER

         Investment advisory and management services are provided to the Fund by HighMark Capital Management, Inc. (the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). HighMark Capital Management, Inc., a subsidiary of UnionBanCal Corporation, which is also the holding company of Union Bank of California, is a California corporation registered under the Investment Adviser's Act of 1940. Union Bank of California serves as custodian for the Fund. See "Transfer Agent, Custodian and Fund Accounting Services" below. HighMark Capital Management, Inc. also serves as sub-administrator to the Fund pursuant to an agreement with SEI Investments Global Funds Services. See "Manager and Administrator" below.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to the Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of the Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

         Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee; however, it is not currently doing so for the Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

         The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

         For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, HighMark Capital Management is entitled to receive fees from the Fund as described in the Prospectuses.

         THE SUB-ADVISER

         The Adviser and Chartwell Investment Partners L.P. (the "Sub-Adviser") have entered into a sub-advisory agreement which relates to the Fund (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser is entitled to an annual fee, which is calculated and paid monthly, based on the average daily net assets of the Fund as follows:

                                                       RATE AS A PERCENTAGE
         FUND ASSETS                                   OF AVERAGE NET ASSETS

         Up to $100 million                            0.65%
         Over $100 million                             0.60%

         Such fee is paid by the Adviser, and the Sub-Adviser receives no fees directly from the Fund.

         Founded in 1997, the Sub-Adviser is an employee-owned firm focused on institutional and sub-advisory investment management. As of September 30, 2002, the Sub-Adviser had approximately $4.2 billion in assets under management.

         PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Fund will generally involve the payment of a brokerage fee. While the Adviser generally seeks competitive spreads or commissions on behalf of the Fund, HighMark Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Adviser and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Adviser in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

         To the extent permitted by applicable rules and regulations, the Adviser or Sub-Adviser may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. As required by Rule 17e-1 under the 1940 Act, the Fund has adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with Union Bank of California or its affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for the Fund are made independently from those for the other funds of HighMark Funds or any other investment company or account managed by the Adviser or the Sub-Adviser. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other funds of HighMark Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the Sub-Advisory Agreement, in making investment recommendations for HighMark Funds, the Adviser and the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser or the Sub-Adviser, or their parents, subsidiaries or affiliates and, in dealing with their commercial customers, the Adviser and the Sub-Adviser, and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

         BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

         In determining to approve the Sub-Advisory Agreement and the most recent annual extension of the Investment Advisory Agreement (collectively, the "Advisory Agreements"), the Board of Trustees met over the course of the year with the relevant investment advisory personnel from the Adviser and the Sub-Adviser (collectively, the "Advisers") and considered information provided by the Advisers relating to the education, experience and number of investment professionals and other personnel providing services under the Advisory Agreements. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources to be devoted by the Advisers to the Fund were appropriate to fulfill effectively the Advisers' duties under the Advisory Agreements. The Trustees also considered the business reputation of the Advisers, their financial resources and their professional liability insurance coverage and concluded that the Advisers would be able to meet any reasonably foreseeable obligations under the Advisory Agreements.

         The Trustees received information concerning the investment philosophy and investment process applied by the Advisers in managing the Fund. In this connection, the Trustees considered the Advisers' in-house research capabilities as well as other resources available to the Advisers' personnel, including research services available to the Advisers as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisers' investment processes, research capabilities and philosophies were well suited to the Fund, given the Fund's investment objective and policies.

         The Trustees considered the scope of the services to be provided by the Advisers to the Fund under the Advisory Agreements relative to services provided by third parties to other mutual funds. The Trustees noted that the Advisers' standards of care were comparable to those found in most mutual fund investment advisory agreements. The Trustees concluded that the scope of the Advisers' services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

         The Trustees considered the quality of the services to be provided by the Advisers to the Fund, and evaluated the Advisers' records with respect to regulatory compliance. The Trustees also evaluated the procedures of the Advisers designed to fulfill the Advisers' fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisers' code of ethics (regulating the personal trading of its officers and employees) (see "Code of Ethics" above), the procedures by which the Advisers allocate trades among their various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of the Advisers in these matters. The Trustees also received information concerning standards of the Advisers with respect to the execution of portfolio transactions. See "Portfolio Transactions" above.

         The Trustees considered information provided by third parties relating to the investment performance of other, similar accounts managed by the Advisers and of funds managed similarly by other advisers. The Trustees reviewed performance over various periods, including one, five and ten year calendar year periods when applicable, and performance under different market conditions and during different legs of the market cycle. The Trustees concluded that the scope and quality of the Advisers' services was sufficient, in light of market conditions, the resources to be brought to bear by the Advisers, the integrity of the Advisers, their personnel and systems, and the financial resources of the Advisers, to merit approval of the Sub-Advisory Agreement and reapproval of the Investment Advisory Agreement for another year.

         In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the Advisory Agreements. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds as compared to funds investing in debt obligations. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds require greater intensity of research and trading acumen than larger capitalization or more diversified funds.

         Based on the foregoing, the Trustees concluded that the fees to be paid the Advisers under the Advisory Agreements are fair and reasonable, given the scope and quality of the services to be rendered by the Advisers.

         ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Global Funds Services (formerly, "SEI Investments Mutual Funds Services") (the "Administrator") serves as administrator to the Fund pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").

         The Administrator, a Delaware business trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation

("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

         Pursuant to the Administration Agreement, the Administrator provides the Fund with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Fund. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to HighMark Capital Management, Inc.

         The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of the Fund's Retail Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.18% of the average daily net assets of the Fund.

         The Administration Agreement became effective on February 15, 1997 and was automatically renewed for a one year term on July 31, 2002. Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 2003. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to the Fund or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and HighMark Capital Management, Inc., HighMark Capital Management, Inc. will perform services, which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.10% of the Fund's average daily net assets.

         GLASS-STEAGALL ACT

         The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Adviser believe that they possess the legal authority to perform the services for the Fund contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreement and described in the Prospectuses and this Statement of Additional Information and have so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. HighMark Capital Management, Inc. also believes that it may perform sub-administration services on behalf of the Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser or the Sub-Adviser, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

         SHAREHOLDER SERVICES PLANS

         HighMark Funds has adopted three Shareholder Services Plans, one for Fiduciary Shares, one for Class A Shares, and one for Class B Shares (collectively, the "Services Plans") pursuant to which the Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi Trust Company, Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a Service Provider is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of the Fund, pursuant to each plan. A Service Provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of average daily net assets for the Fiduciary and Class A Shares of the Fund.

         The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of the Fund.

         As authorized by the Services Plans, HighMark Funds may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with Shares of the Fund. Such shareholder support services may include, but are not limited to, (i) maintaining Shareholder accounts; (ii) providing information periodically to Shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to Shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from Shareholders concerning their investments in Shares; (vi) forwarding Shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Shareholders; (vii) processing purchase, exchange and redemption requests from Shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting Shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by Shareholders; (x) processing dividend payments from HighMark Funds on behalf of the Shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

         EXPENSES

         HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that the Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Global Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

         DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Fund pursuant to a distribution agreement dated February 15, 1997 between HighMark Funds and the Distributor for the Fiduciary Shares and Class A Shares, and pursuant to a distribution agreement dated June 18, 1997 between

HighMark Funds and the Distributor for Class B Shares (collectively, the "Distribution Agreements").

         The Distribution Agreements were renewed for a one-year term on July 31, 2002 and, unless sooner terminated, will continue in effect until July 31, 2003 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

         THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans, the Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to the Fund's Class A Shares, pursuant to the Class A Distribution Plan, seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to the Fund's Class B Shares, pursuant to the Class B Distribution Plan, and one percent (1.00%) of the average daily net assets attributable to the Fund's Class C Shares, pursuant to the Class C Distribution Plan.

         The Distributor may use the distribution fee applicable to the Fund's Class A, Class B and Class C Shares to provide distribution assistance with respect to the sale of the Fund's Class A, Class B and Class C Shares or to provide Shareholder services to the holders of the Fund's Class A, Class B and Class C Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of the Fund's Class A, Class B and Class C Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services to their customers owning the Fund's Class A, Class B and Class C Shares. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

         Participating Organizations may charge customers fees in connection with investments in the Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in the Fund. Customers of Participating Organizations should read the Prospectuses and this Statement of Additional Information in light of the terms governing their accounts with the Participating Organization.

         The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to the Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions are in effect.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B or Class C Shares of the Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to the Fund requires the approval of the Fund's Retail Shareholders. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

         Each Distribution Plan provides that it will continue in effect with respect to the Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those Trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of such disinterested persons.

         TRANSFER AGENT AND CUSTODIAN SERVICES

         State Street Bank and Trust Company performs transfer agency services for the Fund pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). As the Fund's transfer agent, State

Street Bank and Trust Company processes purchases and redemptions of the Fund's Shares and maintains the Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholder's account.

         Under the Transfer Agency Agreement, HighMark Funds has agreed to pay State Street Bank and Trust Company annual fees at the rate of $18,000 for each Retail Class of the Fund. The Distributor has agreed to pay State Street Bank and Trust Company an annual fee of $15,000 for the Fiduciary Class of the Fund. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

         Union Bank of California, N.A. serves as custodian to the Fund pursuant to a custodian agreement with HighMark Funds dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

         Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to the Fund at an annual rate of 0.01% of the Fund's average daily net assets, with an annual minimum fee of $2,500, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

         INDEPENDENT ACCOUNTANTS

         Deloitte & Touche LLP, 50 Fremont Street, San Francisco, CA 94105-2230 are the independent accountants for HighMark Funds.

         LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark Funds and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

         DESCRIPTION OF SHARES

         HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds.

         HighMark Funds presently consists of fifteen series of Shares, representing units of beneficial interest in the Growth Fund, the Large Cap Value Fund, the Balanced Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund. Pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds have been divided into six classes of Shares, designated Class A, Class B, Class C and Class S Shares (collectively, "Retail Shares"), Class I Shares and Fiduciary Shares. Class I Shares are not currently being offered. The Trustees of HighMark Funds have determined that currently no conflict of interest exists among the Class A, Class B, Class C and Class S Shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, Shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective funds of HighMark Funds, of any general assets not belonging to any particular fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, Retail and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

         As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to the Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular fund of HighMark Funds that are allocated to the Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective funds at the time of allocation. Assets belonging to the Fund are charged with the direct liabilities and expenses of the Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to the Fund that are allocated to the Fund in proportion to the relative net asset values of the respective series of HighMark Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular series will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of the Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of each series of HighMark Funds in the matter are identical, or that the matter does not affect any interest of the Fund.

         Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding Shares of the Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark Funds voting without regard to series.

         Although not governed by Rule 18f-2, the Retail Shares of the Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

         SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

         The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

         CALCULATION OF PERFORMANCE DATA

         From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Fund and the Adviser, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Fund and the Adviser. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Fund with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark Funds' promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, Morningstar, Lipper, Inc., CDA/Wiesenberger Investment Company Services, SEI Investments, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes, BusinessWeek, Smart Money, American Banker, Fortune Magazine, Worth, Institutional Investor, Barron's National Business & Financial Weekly, Investor's Business Daily, Barron's, Pensions and Investments, Investment News, America Online, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Business Journal, Los Angeles Times, USA Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland

Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of the Fund.

         From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within HighMark Funds; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in the Fund. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

         The Fund's average annual total return over periods of 1, 5 and 10 years (up to the life of Fund or Class) is calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) is then averaged over the relevant number of years. Specifically, these rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

         Because each class of Shares of the Fund has a different sales charge structure and differing distribution and shareholder servicing fees, the performance of each class will differ. All performance information presented is based on past performance and does not predict future performance.

         MISCELLANEOUS

         Shareholders are entitled to one vote for each Share held in the Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and (ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark Funds is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

         HighMark Funds' Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         HighMark Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark Funds.

         The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

         As of November 4, 2002, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of any series of HighMark Funds. As of November 4, 2002, UBOC DB Retiree Healthcare beneficially owned 27.17% of the outstanding voting securities of the HighMark Balanced Fund.

         As of November 4, 2002, HighMark Funds believes that Union Bank of California was the shareholder of record of 100.00% of the Fiduciary Shares of the Core Equity Fund, 99.65% of the Fiduciary Shares of the Growth Fund, 99.23% of the Fiduciary Shares of the Large Cap Value Fund, 74.74% of the Fiduciary Shares of the International Equity Fund, 99.93% of the Fiduciary Shares of the Balanced Fund, 98.86% of the Fiduciary Shares of the Bond Fund, 98.61% of the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund, 100% of the Fiduciary Shares of the National Intermediate Tax-Free Bond Fund, 99.25% of the Fiduciary Shares of the Value Momentum Fund, 98.52% of the Fiduciary Shares of the Small Cap Value Fund, 98.33% of the Fiduciary Shares of the U. S. Government Money Market Fund, 99.98% of the Fiduciary Shares of the Diversified Money Market Fund, 99.97% of the Fiduciary Shares of the 100% U. S. Treasury Money Market Fund and 99.99% of the Fiduciary Shares of the California Tax-Free Money Market Fund.

         As of November 4, 2002, HighMark Funds believes that Union Bank of California had investment authority with respect to 100.00% of the Core Equity Fund Fiduciary Shares, 62.72% of the Growth Fund Fiduciary Shares, 52.73% of the Large Cap Value Fund Fiduciary Shares, 64.00% of the International Equity Fund Fiduciary Shares, 38.67% of the Balanced Fund Fiduciary Shares, 67.90% of the Bond Fund Fiduciary Shares, 97.45% of the California Intermediate Tax-Free Bond Fund Fiduciary Shares, 99.89% of the National Intermediate Tax-Free Bond Fund Fiduciary Shares, 47.35% of the Value Momentum Fund Fiduciary Shares, 92.75% of the Small Cap Value Fund Fiduciary Shares, 6.12% of the U.S. Government Money Market Fund Fiduciary Shares, 15.52% of the Diversified Money Market Fund Fiduciary Shares, 12.24% of the 100% U.S. Treasury Money Market Fund Fiduciary Shares, and 40.38% of the California Tax-Free Money Market Fund Fiduciary Shares.

         The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following series and classes of HighMark Funds as of November 4, 2002.

                                5% OR MORE OWNERS

                         BALANCED FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Ty Yeh Investments LP                                              10.07%
A Partnership
2048 Studebaker Rd.
Long Beach, CA  90815-3539


                         BALANCED FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

                                      -53-

Suzanne M. Markowsky TTEE                                          17.92%
David G. Azoff TTEE
Azoff Family Trust U/A DTD 5/25/95
10802 W. 116th Ter.
Overland Park, KS  66210-3857

Union Bank of California Cust.                                     12.08%
IRA of Manuel Gomez
Rollover
944 Hamilton Lane
Escondido, CA  92029-4426

Union Bank of California Cust.                                     51.80%
IRA of Joe K. Shintaku
Rollover
1349 3rd Avenue
San Francisco, CA  94122-2718

Wells Fargo Investments LLC                                         5.67%
A/C 7193-2194
608 Second Avenue South, 8th Floor
Minneapolis, MN  55402-1916

                        BALANCED FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                              PERCENTAGE OF BENEFICIAL OWNERSHIP

UBOC DB Retiree Healthcare                                         28.92%
Union Bank of California
400 California Street
San Francisco, CA  94104

Select Benefit of UBOC 401(k) Plan                                 16.88%
Union Bank of California
Controllers Division
P. O. Box 45000
San Francisco, CA 94145-0001

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                     99.93%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                                      -54-

                        CORE EQUITY FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Barbara and Andrew Leigh Family                                    36.08%
Andrew M. Leigh
U/A 11/8/94
15961 Royal Oak Road
Encino, CA  91436-3911

                       CORE EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                     100.0%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484 San Diego, CA 92186-5484

                          GROWTH FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

RBC Dain Rauscher FBO                                               8.31%
Nancy Wempe, Succsr TTEE
Helen L. Calvelli Rev Trust
UA DTD 09/16/99
910 Fallowfield Ln.
Watsonville, CA  95076-9774

Union Bank of California Cust.                                     23.54%
IRA of David Miller
Rollover
1408 Hawthorne Ter.
Berkeley, CA  94708-1804

Union Bank of California Cust.                                      5.38%
IRA of Socrates Mamakos
Rollover
3990 Clay Street
San Francisco, CA  94118-1624

                                      -55-

                         GROWTH FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

NUMMI Hourly Retirement Plan                                        8.26%
Attn:  Jorge Young
45500 Fremont Blvd.
Fremont, CA  94538-6368

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                     99.65%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 84584 San Diego, CA 92186-5484

                      LARGE CAP VALUE FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California Cust.                                     19.24%
IRA of Janet E. Potter
Rollover/UBOC
2760 Pine Street
San Francisco, CA  94115-2523

Union Bank of California Cust.                                     17.51%
IRA of Elena C. La Clair
Rollover
106 Greenwood Dr.
South San Francisco, CA  94080-5837

                                      -56-

Wells Fargo Investments LLC                                        24.73%
A/C 7193-2194
608 Second Avenue South, 8th Floor
Minneapolis, MN  55402-1916

Wells Fargo Investments LLC                                        13.74%
A/C 2168-4323
608 Second Avenue South, 8th Floor
Minneapolis, MN  55402-1916

Wells Fargo Investments LLC                                        12.87%
A/C 1586-2363
608 Second Avenue South, 8th Floor
Minneapolis, MN  55402-1916

State Street Bank & Trust Co.                                       5.87%
Cust. for the IRA of
FBO Gary D. Fisher
1424 Burlington Drive
Plano, TX 75025-3419

                     LARGE CAP VALUE FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

Select Benefit Komatsu Savings Plan                                14.59%
440 N. Fairway Dr.
Vernon Hills, IL  60061-1836

Mathilda Swall TW                                                   7.80%
c/o Union Bank of California
Attn:  Sue Boone
700 L Street
Sacramento, CA  95814

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                     99.23%
c/o Union Bank
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                   INTERNATIONAL EQUITY FUND - CLASS A SHARES

                                      -57-

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Bear Stearns Securities Corp.                                      42.03%
FBO 044-84488-11
1 Metrotech Center North
Brooklyn, NY  11201-3870

Dain Rauscher Inc. FBO                                             19.86%
Dr. Joseph Nemeth
1424 Echo Lane
Bloomfield, MI  48302-1939

                   INTERNATIONAL EQUITY FUND - CLASS B SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

CIBC World Markets Corp.                                            7.77%
FBO 024-74562-13
P.O. Box 3484
Church Street Station
New York, NY  10008-3484

                   INTERNATIONAL EQUITY FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

State Street Bank & Trust Co.                                        9.72%
Cust. for the IRA R/O
FBO Rodney A. Harrison
2410 N. Post Street
Spokane, WA 99205-3251

Rosemary Mercurio                                                  25.36%
8840 W. Kimberly Way
Peoria, AZ  85382-8721

State Street Bank & Trust Co.                                      26.50%
Cust. for the IRA of
FBO Ronald D. Noon
P.O. Box 893
Orinda, CA 94563-0888

                                      -58-

State Street Bank & Trust Co.                                      23.61%
Cust. for the IRA of
FBO Hiroshi Nakai
138 15th Avenue
San Francisco, CA  94118-1011

HighMark Capital Management                                         5.38%
445 S. Figueroa Street
Los Angeles, CA  90071-1602

State Street Bank & Trust Co.                                       5.12%
Cust. for the IRA of
Joyce T. Nakai
138 15th Avenue
San Francisco, CA  94118-1011

                  INTERNATIONAL EQUITY FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

Tokio Marine Mgmt Ret Pln-Committee                                 6.16%
Union Bank of California, N.A.
P.O. Box 85643 San Diego, CA 92186-5643

NUMMI Hourly Retirement Plan                                       16.99%
Attn: Jorge Young
45500 Fremont Blvd.
Fremont, CA 94538-6368

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

BNP Paribas Securities Services/AXA                                 7.53%
66 Rue de la Victoire
Secteur 246-Laurent Milleville
75009 Paris, France

Lane & Company                                                     74.74%
c/o Union Bank of California
Attn: Kathleen Heilman
P. O. Box 85484
San Diego, CA 92186-5484

                                      -59-

                      SMALL CAP VALUE FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Charles Schwab & Co. Inc.                                          19.26%
FBO Exclusive Customers
101 Montgomery Street
San Francisco, CA  94104-4122

R. Ken Coit                                                         6.09%
1655 North Main #270
Walnut Creek, CA  94596-4688

                      SMALL CAP VALUE FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

First Trust Corporation                                             8.75%
TTEE Kathryn A. Searls
A/C #001930150001 11/26/1997
P.O. Box 173301
Denver, CO  80217-3301

MAC & CO.                                                           7.88%
A/C KPGF8709582
Mutual Funds Department
P.O. Box 3193
Pittsburgh, PA  15230-3198

Charles H. Wolf III P/ADM                                           7.11%
PFT Shring PL FBO Charles H. Wolf III DDS
657 Spruce Street
Berkeley, CA  94707-1745

                     SMALL CAP VALUE FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

NUMMI Hourly Retirement Plan                                        6.61%
Attn:  Jorge Young
4550 Fremont Blvd.
Fremont, CA  94538-6368

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

                                      -60-

Lane & Company                                                     98.52%
c/o Union Bank of CA
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                      VALUE MOMENTUM FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

The Chicago Trust Company                                           7.61%
of Chicago
Omnibus Account
UA DTD 12/17/1999
P.O. Box 121589
San Diego, CA  92112-1589

                      VALUE MOMENTUM FUND - CLASS C SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

LPL Financial Services                                              9.53%
9785 Towne Centre Drive
San Diego, CA  92121-1968

Jacob Zeidman                                                       5.72%
Paula Zeidman
1587 Spyglass Drive
Upland, CA  91786-2417

                     VALUE MOMENTUM FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

Select Benefit UBOC 401(k) Plan                                    23.04%
Union Bank of California
Controllers Division
P.O. Box 45000
San Francisco, CA 94145-0001

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                     99.25%
c/o Union Bank of California
Attn: Kathleen Heilman

P.O. Box 85484
San Diego, CA 92186-5484

                                      -61-

                          BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF BENEFICIAL OWNERSHIP

Select Benefit UBOC 401(k) Plan                                     5.02%
Union Bank of California
Controllers Division
P.O. Box 45000
San Francisco, CA 94145-0001

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                     98.86%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                           BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Wilmington Trust Company                                           11.80%
Attn: Carolyn Nelson
1100 Market Street
Wilmington, DE  19801-1243


           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Charles Schwab & Co., Inc.                                         27.15%
FBO Exclusive Customers
101 Montgomery St.
San Francisco, CA  94104-4122

                                      -62-

Harry R. and Edythe L. Silverglide TTEE                             9.64%
Harry and Edythe Silverglide
c/o Mike Destro
16615 Lark Avenue, Suite 200
Los Gatos, CA  95032-7645

           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS B SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Ingeborg Samsinger                                                  5.23%
1555 Lakeside Drive #71
Oakland, CA  94612-4544

                               CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                     98.61%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

            NATIONAL INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

RBC Dain Rauscher                                                      99.90%
Andrew H. Greenhill
Ann H. Greenhill Co. - TTEES
Andrew H. & Ann H. Greenhill Rev.
5442 Hobart Street
Pittsburgh, PA  15217-1965

           NATIONAL INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                    100.0%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                                      -63-

              100% U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                    99.98%
For the Benefit of our Customers
Church Street Station
P.O. Box 3908
New York, NY 10008-3908

             100% U.S. TREASURY MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                           95.55%
Lane & Co. Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA 92186-5602


              100% U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                   100.0%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                    99.62%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

            CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

                                      -64-

Union Bank of California                                           99.99%
Lane & Co. Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA 92186-5602


             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                   100.00%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY  10008-3752

                 DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                    98.32%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY  10008-3908

                DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                           78.46%
Lane & Co. Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA 92186-5602

Lane & Company                                                     21.52%
c/o Union Bank of California
Attn: Kathleen Heilman
PO Box 85484
San Diego, CA  92186-5484

                                      -65-

                 DIVERSIFIED MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                   100.0%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY  10008-3752

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                    95.73%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Rebecca Gold                                                        6.57%
1912 Jasmine Street
El Cajon, CA  92021-3663

              U.S. GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                           96.07%
Lane & Co. Cash
Attn: Fund Accounting
P.O. Box 85602 San Diego, CA 92186-5602

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS S SHARES

         NAME AND ADDRESS                            PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                   100.00%
For the Benefit of our Customers
Church Street Station

                                      -66-

PO Box 3752
New York, NY  10008-3752

                                      -67-